Benefit Plans (Estimated Future Benefit Payments of Plans) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2018	¥ 9,552
2019	11,021
2020	10,536
2021	11,104
2022	12,312
2023 to 2027	65,279
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2018	2,585
2019	2,619
2020	2,665
2021	2,720
2022	2,773
2023 to 2027	¥ 14,474